Consolidated Statements of Financial Position - CAD ($)	Apr. 30, 2022	Apr. 30, 2021
Current assets
Cash and cash equivalents	$ 30,482,269	$ 19,398,272
Tax receivables	13,110,777	1,344,511
Other receivables	340,917	6,846
Prepaid expenses	2,855,677	116,136
Due from related party	50,000	0
Total current assets	46,839,640	20,865,765
Property, plant and equipment	304,866	101,337
Exploration and evaluation assets	118,789,742	18,508,268
Total assets	165,934,248	39,475,370
Current liabilities
Accounts payable and accrued liabilities	10,127,266	1,290,721
Due to related party	21,875	0
Total liabilities	10,149,141	1,290,721
SHAREHOLDERS' EQUITY
Share capital	163,972,960	45,962,344
Reserves	23,691,609	8,148,730
Share to be issued	0	308,594
Accumulated other comprehensive income (loss)	(368,411)	5,476
Deficit	(31,511,051)	(16,240,495)
Total shareholders' equity	155,785,107	38,184,649
Total liabilities and shareholders' equity	$ 165,934,248	$ 39,475,370